Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of other equity instruments [line items]
Borrowings		€ 2,356	€ 4,051	[1]	€ 9,661
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		745	1,226
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 923	923
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		floating CMS rate
Borrowings currency		USD
Coupon date, as of		Quarterly, July 15
Year of next call		2024
Borrowings		€ 402	402
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		floating DSL rate
Borrowings currency		EUR
Coupon date, as of		Quarterly, July 15
Year of next call		2024
Borrowings		€ 521	521
Junior perpetual capital securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 923	923
Junior perpetual capital securities [member] | Aegon Ltd. [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2]	floating CMS rate
Borrowings currency		USD
Coupon date, as of		Quarterly, July 15
Year of next call		2024
Borrowings		€ 402	402
Junior perpetual capital securities [member] | Aegon Ltd. [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	[3]	floating DSL rate
Borrowings currency	[4]	EUR
Coupon date, as of		Quarterly, July 15
Year of next call		2024
Borrowings		€ 521	€ 521

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the 10-year USD SOFR ICE swap rate, (ii) a spread adjustment of 29 basis points and (iii) a credit spread of ten basis, with a maximum of 8.5%.
[3]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.
[4]	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004.